Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Bitwise Funds Trust
Entity Central Index Key	0001928561
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000245670
Shareholder Report [Line Items]
Fund Name	Bitwise Bitcoin and Ether Equal Weight Strategy ETF
Trading Symbol	BTOP
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Bitcoin and Ether Equal Weight Strategy ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.btopetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.
Additional Information Phone Number	1-866-880-7228
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Bitcoin and Ether Equal Weight Strategy ETF	$50	0.85%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.85%
AssetsNet	$ 9,253,256
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 32,242
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$9,253,256
Total advisory fees paid	$32,242
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bill	54.9%
Money Market Funds	66.2%
Liabilities in Excess of Other Assets	- 21.1%
Total	100.0%

C000240952
Shareholder Report [Line Items]
Fund Name	Bitwise Bitcoin Strategy Optimum Roll ETF
Trading Symbol	BITC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Bitcoin Strategy Optimum Roll ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bitcetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.
Additional Information Phone Number	1-866-880-7228
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Bitcoin Strategy Optimum Roll ETF	$50	0.85%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.85%
AssetsNet	$ 11,271,772
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 42,177
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$11,271,772
Total advisory fees paid	$42,177
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bill	61.9%
Money Market Funds	56.4%
Liabilities in Excess of Other Assets	- 18.3%
Total	100.0%

C000243870
Shareholder Report [Line Items]
Fund Name	Bitwise Ethereum Strategy ETF
Trading Symbol	AETH
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Ethereum Strategy ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.aethetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.
Additional Information Phone Number	1-866-880-7228
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Ethereum Strategy ETF	$50	0.85%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.85%
AssetsNet	$ 13,189,294
Holdings Count | Holding	2
Advisory Fees Paid, Amount	$ 41,199
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$13,189,294
Total advisory fees paid	$41,199
Total number of portfolio holdings	2
Period portfolio turnover rate	0%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
U.S. Treasury Bill	54.4%
Money Market Funds	69.7%
Liabilities in Excess of Other Assets	- 24.1%
Total	100.0%

C000237195
Shareholder Report [Line Items]
Fund Name	Bitwise Web3 ETF
Trading Symbol	BWEB
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Bitwise Web3 ETF for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.bwebetf.com/materials. You can also request this information by contacting us at 1-866-880-7228.
Additional Information Phone Number	1-866-880-7228
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Bitwise Web3 ETF	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 2,842,001
Holdings Count | Holding	41
Advisory Fees Paid, Amount	$ 10,003
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

The following table outlines key fund statistics that you should pay attention to.

Fund net assets	$2,842,001
Total advisory fees paid	$10,003
Total number of portfolio holdings	41
Period portfolio turnover rate	13%

Holdings [Text Block]

Graphical Representation of Holdings

The table below shows the investment makeup of the Fund, representing percentages of the total net assets of the Fund.

Sectors	% of Net Assets
Information Technology	40.4%
Communication Services	27.9%
Financials	19.6%
Real Estate	7.9%
Energy	1.5%
Consumer Staples	1.3%
Consumer Discretionary	1.3%
Money Market Funds	0.2%
Liabilities in Excess of Other Assets	- 0.1%
Total	100.0%